Related Parties Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Parties Transactions [Abstract]
Schedule of Related Parties of the Company with whom Transactions	The related parties of the Company with whom transactions are reported in these financial statements are as follows:
Name of entity or Individual	Relationship with the Company and its subsidiaries
BioFirst Corporation (the “BioFirst”)	Entity controlled by controlling beneficiary shareholder of YuanGene
BioFirst (Australia) Pty Ltd. (the “BioFirst (Australia)”)	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
Rgene Corporation (the “Rgene”)	Shareholder of the Company; Entity controlled by controlling beneficiary shareholder of YuanGene; the Chairman of Rgene is Mr. Tsung-Shann Jiang
YuanGene Corporation (the “YuanGene”)	Controlling beneficiary shareholder of the Company
AsiaGene Corporation (the “AsiaGene”)	Shareholder; entity controlled by controlling beneficiary shareholder of YuanGene
Keypoint Technology Ltd. (the “Keypoint’)	The Chairman of Keypoint is Eugene Jiang’s mother.
Lion Arts Promotion Inc. (the “Lion Arts”)	Shareholder of the Company
Yoshinobu Odaira (the “Odaira”)	Director of the Company
GenePharm Inc. (the “GenePharm”)	Dr. George Lee, Board Director of BioKey, is the Chairman of GenePharm.
Euro-Asia Investment & Finance Corp Ltd. (the “Euro-Asia”)	Shareholder of the Company
LBG USA, Inc. (the “LBG USA”)	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
LionGene Corporation (the “LionGene”)	Shareholder of the Company; Entity controlled by controlling beneficiary shareholder of YuanGene
Kimho Consultants Co., Ltd. (the “Kimho”)	Shareholder of the Company
The Jiangs	Mr. Tsung-Shann Jiang, the controlling beneficiary shareholder of the Company; the Chairman of Rgene; the Chairman and CEO of the BioLite Holding Inc. and BioLite Inc. and the President and a member of board of directors of BioFirst

Ms. Shu-Ling Jiang, Mr. Tsung-Shann Jiang’s wife, is the Chairman of Keypoint; and a member of board of directors of BioLite Inc.

Mr. Eugene Jiang is Mr. and Ms. Jiang’s son. Mr. Eugene Jiang is the chairman, and majority shareholder of the Company and a member of board of directors of BioLite Inc.

Mr. Chang-Jen Jiang is Mr. Tsung-Shann Jiang’s sibling and the director of the Company.

Ms. Mei-Ling Jiang is Ms. Shu-Ling Jiang’s sibling.
Zhewei Xu	Shareholder of the Company
BioHopeKing Corporation	Entity controlled by controlling beneficiary shareholder of ABVC
Jaimes Vargas Russman	CEO of AiBtl BioPharma Inc
Amkey Ventures, LLC (“Amkey”)	An entity controlled by Dr. George Lee, who serves as one of the board directors of BioKey, Inc
BioLite Japan	Entity controlled by controlling beneficiary shareholder of ABVC
BioHopeKing Corporation	Entity controlled by controlling beneficiary shareholder of ABVC
ABVC BioPharma (HK), Limited	An entity 100% owned by Mr. Tsung-Shann Jiang
The related parties of the company with whom transactions are reported in these financial statements are as follows:
Name of entity or Individual	Relationship with the Company and its subsidiaries
BioFirst Corporation (the “BioFirst”)	Entity controlled by controlling beneficiary shareholder of YuanGene
BioFirst (Australia) Pty Ltd. (the “BioFirst (Australia)”)	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
Rgene Corporation (the “Rgene”)	Shareholder of the Company; Entity controlled by controlling beneficiary shareholder of YuanGene; the Chairman of Rgene is Mr. Tsung-Shann Jiang
Eugene Jiang	Former President and Chairman
GenePharm Inc. (the “GenePharm”)	Dr. George Lee, Board Director of Biokey, is the Chairman of GenePharm.
The Jiangs	Mr. Tsung-Shann Jiang, the controlling beneficiary shareholder of the Company and Rgene, the Chairman and CEO of the BioLite Holding Inc. and BioLite Inc. and the President and a member of board of directors of BioFirst

Ms. Shu-Ling Jiang, Mr. Tsung-Shann Jiang’s wife, is the Chairman of Keypoint; and a member of board of directors of BioLite Inc.

Mr. Eugene Jiang is Mr. and Ms. Jiang’s son. Mr. Eugene Jiang is the chairman, and majority shareholder of the Company and a member of board of directors of BioLite Inc.

Mr. Chang-Jen Jiang is Mr. Tsung-Shann Jiang’s sibling and the director of the Company. Ms. Mei-Ling Jiang is Ms. Shu-Ling Jiang’s sibling.
Zhewei Xu	Shareholder of the Company.
BioHopeKing Corporation	Entity controlled by controlling beneficiary shareholder of ABVC
Jaimes Vargas Russman	CEO of AiBtl BioPharma Inc.

Schedule of Accounts Receivable Due From Related Parties	Accounts receivable due from related parties consisted of the following as of the periods indicated:
	March 31,	December 31,
	2024	2023
	(Unaudited)
Rgene	$10,463	$10,463
Total	$10,463	$10,463
Accounts receivable due from related parties consisted of the following as of the periods indicated:
	December 31,	December 31,
	2023	2022
GenePharm Inc.	$-	$142,225
Rgene	10,463	615,118
Total	$10,463	$757,343

Schedule of Due From Related Parties - Current	Due from related–party - Current
	March 31,	December 31,
	2024	2023
	(Unaudited)
Rgene	$541,372	$541,486
BioFirst	346,565	206,087
Total	$887,937	$747,573
Due from related party - Current
	December 31,	December 31,
	2023	2022
Rgene	$541,486	$513,819
BioFirst	206,087	-
Total	$747,573	$513,819

Schedule of Due From Related Parties - Non Current	Due from related parties – Non-Current
	March 31,	December 31,
	2024	2023
BioFirst (Australia)	$839,983	$839,983
BioHopeKing Corporation	123,363	113,516
Total	963,346	953,499
Less: allowance for expected credit losses accounts	(839,983)	(839,983)
Net	$123,363	$113,516
Due from related parties- Non-current
	December 31,	December 31,
	2023	2022
BioFirst (Australia)	$839,983	$ 752,655
BioHopeKing Corporation	113,516	112,822
Total	953,499	865,477
Less: allowance for expected credit losses accounts	(839,983)	-
Net	$113,516	$865,477

Schedule of Amount Due to Related Parties	Amount due to related parties consisted of the following as of the periods indicated:
	March 31,	December 31,
	2024	2023
	(Unaudited)
The Jiangs	$152,501	$19,789
Due to shareholders	145,858	152,382
Due to a Director	3,613	961
Total	$301,972	$173,132
Amount due to related parties consisted of the following as of the periods indicated:
	December 31,	December 31,
	2023	2022
BioFirst	$-	$188,753
The Jiangs	19,789	19,789
Due to shareholders	152,382	151,450
Due to a Director	961	-
Total	$173,132	$359,992

Schedule of Revenue Due From Related Parties - Current	Revenue due from related parties consisted of the following as of the periods indicated:
	December 31,	December 31,
	2023	2022
Rgene	$2,055	$904,043
Total	$2,055	$904,043